Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,007	$ 3,465
Interest receivables	29	18
Tax receivable, other than income tax	602	593
Loans to customers	91	99
Prepaid expenses	539	350
Other receivables	594	521
Current trade and other receivable	$ 5,861	$ 5,046